Commitments and contingencies (Details) $ in Thousands	Dec. 31, 2023 CAD ($)
Statement [Line Items]
Future payable representing contracts and other commitments	$ 2,620
Later than one year and not later than two years [member]
Statement [Line Items]
Future payable representing contracts and other commitments	$ 2,620